SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2017	Feb. 28, 2017	Aug. 31, 2017
White Line B V [Member]
Subsequent Event [Line Items]
Aggregate amount of investment		$ 3,500
Investment rate of percentage		10.00%
Amount paid in investment	$ 2,000
Expected to pay additonal amount			$ 1,500
Shareholder [Member]
Subsequent Event [Line Items]
Line of Credit	$ 2,000
Term of loan	1 year
Loan bears interest	7.00%
Customer One [Member]
Subsequent Event [Line Items]
Reimbursement	$ 1,600